S000079761 [Member] Investment Objectives and Goals - AMG GW&K Municipal Enhanced SMA Shares	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG GW&K Municipal Enhanced SMA Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) is to provide investors with a high level of current income that is exempt from federal income tax.
Objective, Secondary [Text Block]	Capital appreciation is also an objective, but is secondary to income.